Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 288	$ 319
Trade and other receivables, net of allowances for doubtful accounts and sales returns of $38 and $24 as of December 31, 2012 and 2011, respectively	1,110	1,080
Prepaid expenses and other current assets	278	266
Total current assets	1,676	1,665
Non-current assets
Property, plant and equipment, net	560	609
Goodwill	7,352	7,155
Other intangible assets, net	4,555	4,561
Deferred tax assets	170	198
Other non-current assets	272	316
Total assets	14,585	14,504
Liabilities and equity:
Accounts payable and other current liabilities	967	1,025
Deferred revenues	373	443
Income tax liabilities	56	80
Current portion of long-term debt, capital lease obligations and short-term borrowings	355	144
Total current liabilities	1,751	1,692
Non-current liabilities
Long-term debt and capital lease obligations	6,229	6,619
Deferred tax liabilities	1,006	996
Other non-current liabilities	621	556
Total liabilities	9,607	9,863
Commitments and contingencies (Note 15)
Nielsen stockholders’ equity
Common stock, €0.07 par value, 1,185,800,000 and 1,185,800,000 shares authorized, 362,733,010 and 360,107,359 and shares issued and 362,519,883 and 359,647,605 shares outstanding at December 31, 2012 and 2011, respectively	30	30
Additional paid-in capital	6,485	6,427
Accumulated deficit	(1,252)	(1,525)
Accumulated other comprehensive loss, net of income taxes	(333)	(299)
Total Nielsen stockholders’ equity	4,930	4,633
Noncontrolling interests	48	8
Total equity	4,978	4,641
Total liabilities and equity	$ 14,585	$ 14,504